Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2020
Equity [abstract]
Components of other comprehensive income (loss)
Amounts arising during the year, reclassification adjustments to profit or loss, and tax effects for each component of other comprehensive income (loss) are as follows:

	JPY (millions) For the Year Ended March 31
	2018	2019	2020
Remeasurement of defined benefit pension plans:
Amounts arising during the year	¥1,156	¥(14,906)	¥(7,147)
Tax effects	(432)	3,241	749
Remeasurement of defined benefit pension plans	¥724	¥(11,665)	¥(6,398)

Exchange differences on translation of foreign operations:
Amounts arising during the year	¥8,125	¥39,276	¥(190,190)
Reclassification adjustments to profit or (loss)	39,964	(3,134)	399
Before tax effects	48,089	36,142	(189,791)
Tax effects	(1,478)	(5,166)	(17,281)
Exchange differences on translation of foreign operations	¥46,611	¥30,976	¥(207,072)

Net changes on revaluation of available-for-sale financial assets
Amounts arising during the year	¥24,413	¥—	¥—
Reclassification adjustments to profit or (loss)	(23,773)	—	—
Before tax effects	640	—	—
Tax effects	4,074	—	—
Net changes on revaluation of available-for-sale financial assets	¥4,714	¥—	¥—

Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	¥—	¥7,202	¥(6,722)
Tax effects	—	(1,202)	3,210
Changes in fair value of financial assets measured at fair value through OCI	¥—	¥6,000	¥(3,512)

Cash flow hedges:
Amounts arising during the year	¥(1,460)	¥(28,063)	¥(37,626)
Reclassification adjustments to profit or (loss)	4,240	(6,363)	620
Before tax effects	2,780	(34,426)	(37,006)
Tax effects	(861)	633	11,317
Cash flow hedges	¥1,919	¥(33,793)	¥(25,689)

Hedging cost:
Amounts arising during the year	¥3,130	¥(4,088)	¥(344)
Reclassification adjustments to profit or (loss)	(815)	(908)	(890)
Before tax effects	2,315	(4,996)	(1,234)
Tax effects	(709)	87	377
Hedging cost	¥1,606	¥(4,909)	¥(857)

Share of other comprehensive income of investments accounted for using the equity method:
Amounts arising during the year	¥295	¥(101)	¥(181)
Reclassification adjustments to profit or (loss)	87	7	—
Before tax effects	382	(94)	(181)
Tax effects	—	—	—
Share of other comprehensive income of investments accounted for using the equity method	¥382	¥(94)	¥(181)
Total other comprehensive income (loss) for the year	¥55,956	¥(13,485)	¥(243,709)